Item 1. Schedule of Investments

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Unaudited	September 30, 2005
PORTFOLIO OF INVESTMENTS (1)	Shares	Value
(Cost and value in $ 000s)

AUSTRALIA 2.1%
Common Stocks 2.1%
AMP §	444,200	2,526
BHP Billiton	133,279	2,267
Brambles Industries §	238,900	1,618
Macquarie Infrastructure Group, Equity Units	851,300	2,609
Transurban Group	379,300	2,087
Total Australia (Cost $8,962)		11,107

AUSTRIA 0.2%
Common Stocks 0.2%
Telekom Austria	62,400	1,245
Total Austria (Cost $1,219)		1,245

BELGIUM 2.5%
Common Stocks 2.5%
Fortis §	169,060	4,903
SES Global GDR §	446,100	7,020
UCB	27,064	1,433
Total Belgium (Cost $12,456)		13,356

BRAZIL 2.7%
Common Stocks 2.7%
Companhia Vale do Rio Doce ADR (USD) §	86,400	3,362
Petroleo Brasileiro (Petrobras) ADR (USD)	129,620	8,263
Tele Norte Leste ADR (USD) §	154,100	2,547
Total Brazil (Cost $7,526)		14,172

CANADA 0.5%
Common Stocks 0.5%
Telus (Non-voting shares) (USD)	68,600	2,795
Total Canada (Cost $1,922)		2,795

CHINA 1.0%
Common Stocks 1.0%
China Telecom (HKD)	1,318,000	497
China Telecom 144A (HKD)	3,596,000	1,356
China Unicom (HKD)	1,550,000	1,289
PetroChina (HKD)	2,628,000	2,202
Total China (Cost $4,891)		5,344

DENMARK 0.8%
Common Stocks 0.8%
Novo Nordisk, Series B	82,155	4,075
Total Denmark (Cost $3,213)		4,075

FINLAND 1.0%
Common Stocks 1.0%
Nokia	300,753	5,055
Total Finland (Cost $1,915)		5,055

FRANCE 7.6%
Common Stocks 7.6%
AXA §	195,481	5,384
France Telecom §	164,239	4,729
Hermes International §	15,323	3,631
LVMH §	78,441	6,488
Sanofi-Aventis §	49,774	4,126
Societe Generale §	47,168	5,400
Total	38,891	10,650
Total France (Cost $20,929)		40,408

GERMANY 2.6%
Common Stocks 2.6%
Allianz	11,903	1,612
Commerzbank	217,800	5,962
Hypo Real Estate Holding	116,860	5,927
Total Germany (Cost $10,256)		13,501

GREECE 4.1%
Common Stocks 4.1%
Agriculture Bank of Greece *	548,200	3,543
Cosmote Mobile Communication	77,042	1,523
Hellenic Telecommunications *	286,810	5,734
National Bank of Greece	146,120	5,825
OPAP	165,400	5,146
Total Greece (Cost $20,019)		21,771
HONG KONG 1.1%
Common Stocks 1.1%
Esprit Holdings	251,000	1,877
Johnson Electric	2,108,500	2,025
Li & Fung	868,000	2,008
Total Hong Kong (Cost $4,827)		5,910

INDIA 0.5%
Common Stocks 0.5%
I-Flex Solutions	127,100	2,833
Total India (Cost $1,685)		2,833

IRELAND 1.2%
Common Stocks 1.2%
Anglo Irish Bank	351,100	4,797
CRH	57,600	1,566
Total Ireland (Cost $5,964)		6,363

ITALY 8.1%
Common Stocks 8.1%
Assicurazioni Generali	174,302	5,515
Banca Intesa S.p.A.	898,500	3,922
Banco Popolare de Milano	249,900	2,569
Enel	516,600	4,466
Eni S.p.A.	209,598	6,245
Lottomatica	73,800	2,807
Mediobanca §	163,100	3,219
Seat Pagine Gialle *	2,831,506	1,400
Toro Assicurazioni *	208,400	3,714
UniCredito §	1,603,130	9,066
Total Italy (Cost $38,244)		42,923

JAPAN 24.3%
Common Stocks 24.3%
AIFUL	45,550	3,842
Astellas Pharmaceutical §	123,300	4,669
Benesse §	39,700	1,503
Canon	40,800	2,218
Credit Saison	75,600	3,339
Dai Nippon Printing §	170,000	2,759
Daikin Industries §	59,500	1,604
Fanuc	42,200	3,436
HOYA §	18,100	605
HOYA (Bonus shares) *§	54,300	1,859
JSR §	90,200	1,888
KDDI	871	4,944
Keyence	9,800	2,481
Kyocera	23,600	1,653
Leopalace21 §	107,700	2,617
Marui	150,000	2,550
Matsushita Electric Industries §	158,000	2,695
Mitsubishi	390,400	7,756
Mitsubishi Estate §	131,000	1,810
Mitsubishi Tokyo Financial §	506	6,687
Mitsui Fudosan §	349,000	5,284
Mitsui Trust Holdings §	196,000	2,733
Nidec §	20,100	1,203
Nidec (Deferred settlement)*	20,100	1,189
Nissan §	237,500	2,730
Nitto Denko	42,800	2,426
ORIX	17,800	3,236
Rakuten §	2,443	1,881
Resona Holdings *	1,456	3,783
Secom	97,000	4,697
Sega Sammy Holdings	30,400	1,208
Sega Sammy Holdings (Deferred settlement)*	30,400	1,186
Shin-Etsu Chemical §	66,800	2,933
SMC §	10,900	1,461
Sony §	116,100	3,841
Sumitomo Mitsui Financial	1,120	10,628
Suzuki Motor §	107,400	2,000
T&D Holdings	32,600	1,954
Takeda Pharmaceutical §	65,400	3,921
Toray Industries §	431,000	2,309
Toyota Motor	125,300	5,779
USS §	22,250	1,590
Total Japan (Cost $95,178)		128,887

MEXICO 2.4%
Common Stocks 2.4%
America Movil ADR, Series L (USD)	160,500	4,224
Grupo Financiero Banorte	181,500	1,616
Grupo Modelo, Series C	462,000	1,490
Grupo Televisa ADR (USD)	32,800	2,352
Wal-Mart de Mexico, Series V §	613,526	3,113
Total Mexico (Cost $5,744)		12,795

NETHERLANDS 0.7%
Common Stocks 0.7%
Koninklijke Numico *	79,306	3,482
Total Netherlands (Cost $1,578)		3,482

NORWAY 1.0%
Common Stocks 1.0%
Norsk Hydro	23,753	2,663
Statoil ASA §	113,300	2,817
Total Norway (Cost $4,051)		5,480

RUSSIA 0.1%
Common Stocks 0.1%
NovaTek OAO GDR 144A (USD) *	14,900	356
Pyaterochka Holding GDR (USD) *	13,900	283
Total Russia (Cost $503)		639

SINGAPORE 1.2%
Common Stocks 1.2%
DBS Group	208,000	1,944
Singapore Telecommunications	1,617,000	2,344
Venture	213,000	1,827
Total Singapore (Cost $6,623)		6,115

SOUTH AFRICA 0.6%
Common Stocks 0.6%
Naspers (N shares)	195,900	3,207
Total South Africa (Cost $2,585)		3,207

SOUTH KOREA 1.6%
Common Stocks 1.6%
Hyundai Motor *	33,250	2,599
Kookmin Bank	31,900	1,882
Samsung Electronics	7,226	4,076
Total South Korea (Cost $4,729)		8,557

SPAIN 4.6%
Common Stocks 4.6%
Banco Bilbao Vizcaya Argenta	503,806	8,863
Cia Distrib Integral Logista	80,100	4,153
Cintra Concesiones De Infraestructure	35,200	485
Enagas	161,000	2,903
Indra Sistemas	77,900	1,714
Telefonica	104,622	1,718
Telefonica ADR (USD) §	29,516	1,456
Vallehermoso §	99,309	2,796
Total Spain (Cost $19,562)		24,088

SWITZERLAND 7.7%
Common Stocks 7.7%
Cie Financ Richemont, Equity Units, Class A	102,300	4,067
Credit Suisse Group	143,200	6,366
Nestle	30,716	9,031
Nobel Biocare	7,022	1,662
Novartis	124,670	6,350
Roche Holding §	23,072	3,218
UBS	115,850	9,886
Total Switzerland (Cost $26,417)		40,580

TAIWAN 0.8%
Common Stocks 0.8%
Acer	1,243,020	2,472
Far Eastone Telecom GDR (USD)	105,500	1,794
Total Taiwan (Cost $4,113)		4,266

THAILAND 0.1%
Common Stocks 0.1%
Bangkok Bank NVDR, GDR	64,300	165
Kasikornbank NVDR, GDR	249,800	380
Total Thailand (Cost $492)		545

TURKEY 0.9%
Common Stocks 0.9%
Turkiye Garanti Bankasi	619,675	1,853
Turkiye Is Bankasi	445,900	3,101
Total Turkey (Cost $2,955)		4,954

UNITED KINGDOM 15.4%
Common Stocks 15.4%
Barclays	466,759	4,732
BP	564,257	6,724
British Sky Broadcasting	281,401	2,791
Capita Group	727,300	4,848
Carnival	41,227	2,138
GlaxoSmithKline	489,959	12,501
GUS	273,000	4,128
iSOFT Group	248,300	1,898
Johnson Matthey	180,300	3,774
Kingfisher	896,044	3,425
Reed Elsevier	547,569	5,082
Royal Dutch Shell, Series B	266,203	9,223
Signet Group	1,288,800	2,337
Vodafone	4,031,654	10,522
William Hill	356,200	3,675
WPP Group	392,420	4,006
Total United Kingdom (Cost $71,324)		81,804

UNITED STATES 2.6%
Common Stocks 0.6%
Carnival	59,300	2,964
		2,964
Money Market Funds 2.0%
T. Rowe Price Reserve Investment Fund, 3.79% #†	10,595,222	10,595
		10,595
Total United States (Cost $13,591)		13,559

SECURITIES LENDING COLLATERAL 15.6%
Money Market Pooled Account 15.6%
Investment in money market pooled account managed by
JP Morgan Chase Bank, London, 3.772% #	82,597,299	82,597
Total Securities Lending Collateral (Cost $82,597)		82,597

Total Investments in Securities
115.6% of Net Assets (Cost $486,070)		$612,413

(1)	Denominated in currency of country of incorporation unless
otherwise noted
#	Seven-day yield
*	Non-income producing
§	All or a portion of this security is on loan at September 30,
2005 - See Note 2
†	Affiliated company – See Note4
144A	Security was purchased pursuant to Rule 144A under the
Securities Act of 1933 and may be resold in transactions
exempt from registration only to qualified institutional buyers -
- total value of such securities at period-end amounts to
$1,712 and represents 0.3% of net assets
ADR	American Depository Receipts
GDR	Global Depository Receipts
HKD	Hong Kong dollar
NVDR	Non Voting Depository Receipt
USD	U.S. dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Unaudited	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Stock Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled account managed by the fund's lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At September 30, 2005, the value of loaned securities was $79,148,000; aggregate collateral consisted of $82,597,000 in money market pooled accounts.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes was $486,070,000. Net unrealized gain aggregated $126,320,000 at period-end, of which $129,712,000 related to appreciated investments and $3,392,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2005, dividend income from the T. Rowe Price Reserve Funds totaled 3178: $130,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2005 and December 31, 2004 was $10,595,000 and $9,565,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant' principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Series, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 18, 2005